Restricted Net Assets and Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Operations and Comprehensive Income (Details) - Parent Company [Member]
¥ in Thousands, $ in Thousands
	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Condensed Statements of Operations and Comprehensive Income [Line Items]
Revenues
Cost of revenues	(58)	(393)	(905)
Gross profit	(58)	(393)	(905)
Operating expenses:
Sales and marketing expenses	(85)	(577)	141
Research and development expenses	(29)	(197)	15
General and administrative expenses	(6,142)	(41,675)	(2,445)
Total operating expenses	(6,256)	(42,449)	(2,289)
Loss from operations	(6,314)	(42,842)	(3,194)
Other income:
Interest income	149	1,009	525
Others, net	285	1,936	536
Share of loss from subsidiaries	(31,692)	(215,038)	(19,673)
Loss before income tax expense	(37,572)	(254,935)	(21,806)
Income tax expense
Net loss from continuing operations, net of income tax	(37,572)	(254,935)	(21,806)
Net income from discontinued operation, net of tax	46,934	318,451	378,374	385,527
Net income	9,362	63,516	356,568	385,527
Other comprehensive loss
Foreign currency translation adjustments, net of nil tax	(672)	(4,557)	(806)	(4,869)
Total other comprehensive loss	(672)	(4,557)	(806)	(4,869)
Total comprehensive income	$ 8,690	¥ 58,959	¥ 355,762	¥ 380,658